Commitments (Details) - ZAR (R) R in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 18,931	R 26,439	R 43,616
Contracted for	6,983	8,162	4,113
Other guarantees	3,918	3,647	3,314
Assets	137,992	142,941	166,631
Property, plant and equipment	66,906	61,338	76,909
Cash and cash equivalents	16,049	25,560	26,076	R 30,292
Insured entities
Disclosure Of Commitments [Line Items]
Assets	32,357
Property, plant and equipment	10,745
Trade receivables	1,347
Inventories	9,322
Cash and cash equivalents	2,141
Burnstone
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	0	199	2,741
Kloof
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	946	1,104	1,731
Driefontein
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	693	664	990
Beatrix
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	131	144	262
SGL corporate
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	297	359	521
Cooke
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	0	0	3
Kroondal
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	661	581	332
Platinum Mile
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	28	30	25
Rustenburg operation
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	2,514	2,280	2,697
Marikana
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	5,232	3,138	27,955
Other guarantees	2,300	2,200	2,200
Sandouville nickel refinery
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	11	164	290
Keliber
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	4,404	13,470	4,324
Other
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	4,014	4,306	1,745
DRDGOLD
Disclosure Of Commitments [Line Items]
Authorised capital expenditure	R 3,700	R 3,700	R 1,458